KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Key Management Compensation [Abstract]
Disclosure of information about key management personnel [Table Text Block]
	Year Ended December 31,
	2023	2022
Salaries, bonuses, fees and benefits
Independent members of the Board of Directors	$818	$837
Other members of key management(1)	7,148	4,983
Share-based payments
Independent members of the Board of Directors	552	713
Other members of key management	4,306	4,059
	$12,824	$10,592

(1) Key management compensation for 2023 is inclusive of one-time severance costs incurred during the year.